Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - AOCI Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent	$ 2,953,820
Other comprehensive income (loss) before reclassifications, net of tax	(3,034)
Other comprehensive income (loss), before tax	5,252	$ 18,732	$ (6,159)
Other comprehensive income (loss), tax	(2,733)	(4,490)	1,888
Total other comprehensive income (loss), net of tax	2,519	14,242	$ (4,271)
Ending balance, attributable to parent	$ 3,058,759	$ 2,953,820		$ 3,058,759
Effective income tax rate	27.70%	16.10%	21.60%	24.00%
Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 2,527,937	$ 2,233,468
Beginning balance, attributable to parent	2,527,937
Other comprehensive income (loss) before reclassifications, net of tax	3,099
Other comprehensive income (loss), before tax	11,385	18,712	$ (7,872)
Other comprehensive income (loss), tax	(2,733)	(4,490)	1,888
Total other comprehensive income (loss), net of tax	8,652	14,222	(5,984)
Ending balance	2,569,175	2,527,937	$ 2,233,468	$ 2,569,175
Ending balance, attributable to parent	$ 2,569,175	$ 2,527,937		$ 2,569,175
Effective income tax rate	16.50%	13.60%	18.30%	24.00%
Defined Benefit Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	$ (61,182)
Beginning balance, tax	14,685
Beginning balance	(46,497)
Other comprehensive income (loss) before reclassifications, before tax	4,079
Other comprehensive income (loss) before reclassifications, tax	(980)
Other comprehensive income (loss) before reclassifications, net of tax	3,099
Other comprehensive income (loss), before tax	10,840
Other comprehensive income (loss), tax	(2,604)
Total other comprehensive income (loss), net of tax	8,236
Ending balance, before tax	(50,342)	$ (61,182)		$ (50,342)
Ending balance, tax	12,081	14,685		12,081
Ending balance	(38,261)	(46,497)		(38,261)
Defined Benefit Plans | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent, before tax	(61,182)
Beginning balance, attributable to parent, tax	14,685
Beginning balance, attributable to parent	(46,497)
Other comprehensive income (loss) before reclassifications, before tax	4,079
Other comprehensive income (loss) before reclassifications, tax	(980)
Other comprehensive income (loss) before reclassifications, net of tax	3,099
Other comprehensive income (loss), before tax	10,840	16,538	$ (11,119)
Other comprehensive income (loss), tax	(2,604)	(3,968)	2,668
Total other comprehensive income (loss), net of tax	8,236	12,570	(8,451)
Ending balance, attributable to parent, before tax	(50,342)	(61,182)		(50,342)
Ending balance, attributable to parent, tax	12,081	14,685		12,081
Ending balance, attributable to parent	(38,261)	(46,497)		(38,261)
Amortization of prior service cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	175
Other comprehensive income (loss), tax	(42)
Total other comprehensive income (loss), net of tax	133
Amortization of prior service cost | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from AOCI, before Tax	175	959	1,155
Reclassification from AOCI, tax	(42)	(230)	(277)
Reclassification from AOCI, net of tax	133	729	878
Other comprehensive income (loss), before tax	175
Other comprehensive income (loss), tax	(42)
Total other comprehensive income (loss), net of tax	133
Amortization of net actuarial loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	34,818
Other comprehensive income (loss), tax	(8,357)
Total other comprehensive income (loss), net of tax	26,461
Amortization of net actuarial loss | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, before tax	4,079	59,176	(57,539)
Other comprehensive income (loss) before reclassifications, tax	(980)	(14,202)	13,809
Other comprehensive income (loss) before reclassifications, net of tax	3,099	44,974	(43,730)
Reclassification from AOCI, before Tax	34,818	44,597	37,830
Reclassification from AOCI, tax	(8,357)	(10,703)	(9,079)
Reclassification from AOCI, net of tax	26,461	33,894	28,751
Other comprehensive income (loss), before tax	34,818
Other comprehensive income (loss), tax	(8,357)
Total other comprehensive income (loss), net of tax	26,461
Regulatory adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	(28,232)
Other comprehensive income (loss), tax	6,775
Total other comprehensive income (loss), net of tax	(21,457)
Regulatory adjustment | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from AOCI, before Tax	(28,232)	(88,194)	7,435
Reclassification from AOCI, tax	6,775	21,167	(1,785)
Reclassification from AOCI, net of tax	(21,457)	(67,027)	5,650
Other comprehensive income (loss), before tax	(28,232)
Other comprehensive income (loss), tax	6,775
Total other comprehensive income (loss), net of tax	(21,457)
FSIRS
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	(545)
Beginning balance, tax	129
Beginning balance	(416)
Reclassification from AOCI, before Tax	545
Reclassification from AOCI, tax	(129)
Reclassification from AOCI, net of tax	416
Other comprehensive income (loss), before tax	545
Other comprehensive income (loss), tax	(129)
Total other comprehensive income (loss), net of tax	416
Ending balance, before tax	0	(545)		0
Ending balance, tax	0	129		0
Ending balance	0	(416)		0
FSIRS | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent, before tax	(545)
Beginning balance, attributable to parent, tax	129
Beginning balance, attributable to parent	(416)
Reclassification from AOCI, before Tax	545	2,174	3,247
Reclassification from AOCI, tax	(129)	(522)	(780)
Reclassification from AOCI, net of tax	416	1,652	2,467
Other comprehensive income (loss), before tax	545	2,174	3,247
Other comprehensive income (loss), tax	(129)	(522)	(780)
Total other comprehensive income (loss), net of tax	416	1,652	2,467
Ending balance, attributable to parent, before tax	0	(545)		0
Ending balance, attributable to parent, tax	0	129		0
Ending balance, attributable to parent	0	(416)		0
Foreign Currency Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	152
Beginning balance	152
Other comprehensive income (loss) before reclassifications, before tax	(6,133)
Other comprehensive income (loss) before reclassifications, net of tax	(6,133)
Ending balance, before tax	(5,981)	152		(5,981)
Ending balance	(5,981)	152		(5,981)
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, net of tax	2,519
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(46,761)	(61,003)	(56,732)	(56,732)
Ending balance	(44,242)	(46,761)	(61,003)	(44,242)
AOCI Attributable to Parent | Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(46,913)	(61,135)	(55,151)	(55,151)
Beginning balance, attributable to parent	(46,913)
Ending balance	(38,261)	(46,913)	$ (61,135)	(38,261)
Ending balance, attributable to parent	$ (38,261)	$ (46,913)		$ (38,261)